Credit Facilities - Schedule of Maturities Loans from Other Financial Institutions (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Long-term Bank Borrowings [Member]
Credit Facilities - Schedule of Maturities Loans from Other Financial Institutions (Details) [Line Items]
Less than 1 year	$ 2,860
1-2 years	2,860
2-3 years	2,854,242
Total	2,859,962
Loans from Other Financial Institutions [Member]
Credit Facilities - Schedule of Maturities Loans from Other Financial Institutions (Details) [Line Items]
Less than 1 year	387,423	333,012
1-2 years	314,613	136,968
2-3 years	184,469	4,212
3-4 years		3,516
4-5 years
Total loans from other financial institutions	$ 886,505	$ 477,708